Segment Information (Details) - Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments - Previously Reported [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Segment assets
Total segment assets	$ 10,633,513	$ 9,079,231	$ 7,530,541
Property and equipment, net
Total property and equipment, net	158,642	1,753,012	3,067,443
Right-of-use assets, net
Right-of-use assets, net	624,945
EXTEND [Member]
Segment assets
Total segment assets	3,638,188	3,886,339	5,310,984
Property and equipment, net
Total property and equipment, net	11,708	1,549,102	3,062,407
Right-of-use assets, net
Right-of-use assets, net	116,015
Other subsidiaries [Member]
Segment assets
Total segment assets	6,995,325	5,192,892	2,219,557
Property and equipment, net
Total property and equipment, net	146,934	203,910	5,036
Right-of-use assets, net
Right-of-use assets, net	$ 508,930